Significant customers (Tables)	12 Months Ended
Dec. 31, 2018
Significant customers
Summary of net revenue or gross accounts receivable for significant customers

	Net revenue			Gross accounts receivable
	Year ended December 31,			December 31,
	2018	2017	2016	2018	2017	2016
Customer A	582,349	538,102	609,802	75,510	95,575	129,619
Customer B	527,633	636,662	382,853	67,734	133,281	78,639
Customer A	17%	17%	21%	18%	23%	26%
Customer B	16%	21%	13%	16%	33%	16%